Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Schedule of Parent Company Balance Sheets [Line Items]
Common stock par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized (in Shares)	250,000,000	250,000,000
Common stock, shares issued (in Shares)	14,299,182	14,279,182
Common stock, shares outstanding (in Shares)	14,299,182	14,279,182